UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices) (Zip code)

Copy to:

Brian F. Link Secretary The China Fund, Inc. 100 Summer Street SUM0703 Boston, MA 02111	Leonard B. Mackey, Jr., Esq. Clifford Chance U.S. LLP 31 West 52nd Street New York, New York 10019-6131
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK
CHINA — “A” SHARES
Hotels, Restaurants & Leisure — 0.9%
China International Travel Service Corp., Ltd. - A	309,732		$3,187,384

Media — 1.4%
Focus Media Information Technology Co., Ltd. - A	3,139,566		4,875,031

Pharmaceuticals — 0.9%
Tonghua Dongbao Pharmaceutical Co., Ltd. - A	997,982		3,179,683

TOTAL CHINA — “A” SHARES — (Cost $10,876,680)		3.2%	11,242,098

HONG KONG
Automobiles — 0.7%
Brilliance China Automotive Holdings, Ltd.	1,884,000		2,457,991

Commercial Services & Supplies — 3.0%
China Everbright International, Ltd.	7,761,000		9,453,118
Goldpac Group, Ltd. #	4,970,000		1,272,776

			10,725,894

Construction & Engineering — 1.5%
China State Construction International Holdings, Ltd.	4,574,000		5,448,880

Diversified Financial Services — 3.3%
Hong Kong Exchanges and Clearing, Ltd.	293,800		8,669,416
New Oriental Education & Technology Group ADR	34,958		3,007,787

			11,677,203

Diversified Telecommunication Services — 1.3%
China Unicom Hong Kong, Ltd.	3,660,000		4,509,279

Electronic Equipment & Instruments — 1.4%
Digital China Holdings, Ltd. (1)*#	9,305,000		4,837,000

Food Products — 2.7%
China Mengniu Dairy Co., Ltd. *	1,627,000		5,037,248
WH Group, Ltd. 144A	5,726,000		4,596,120

			9,633,368

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Hotels, Restaurants & Leisure — 3.5%
Galaxy Entertainment Group, Ltd.	793,000	$6,370,269
MGM China Holdings, Ltd. (1)	1,778,000	3,823,875
Shangri-La Asia, Ltd.	1,292,000	2,113,621

		12,307,765

Household Products — 1.0%
Vinda International Holdings, Ltd. (1)	1,984,000	3,614,741

Industrial Conglomerates — 1.1%
Beijing Enterprises Holdings, Ltd.	787,000	3,825,329

Insurance — 3.7%
AIA Group Ltd.	1,511,000	13,187,259

Internet Software & Services — 17.5%
Alibaba Group Holding, Ltd. ADR*	125,962	23,583,865
Baidu Inc. ADR*	24,101	5,957,285
JD.com, Inc. ADR(1)*	100,616	3,608,090
Tencent Holdings, Ltd.	635,300	28,750,892

		61,900,132

Metals & Mining — 1.0%
Tiangong International Co., Ltd. (1)	17,970,000	3,640,363

Pharmaceuticals — 1.1%
CSPC Pharmaceutical Group, Ltd.	1,544,000	4,032,744

Real Estate Management & Development — 6.6%
China Overseas Land & Investment, Ltd.	1,622,000	5,094,098
Country Garden Holdings Co., Ltd.	2,208,000	3,420,835
Sun Hung Kai Properties, Ltd.	576,000	9,026,660
Swire Pacific Ltd.	523,000	5,670,623

		23,212,216

Semiconductors & Semiconductor Equipment — 1.5%
ASM Pacific Technology, Ltd. (1)	433,500	5,216,636

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Textiles, Apparel & Luxury Goods — 0.8%
Li & Fung, Ltd.	8,120,000		$2,751,929

Wireless Telecommunication Services — 0.9%
China Mobile, Ltd.	356,500		3,215,824
TOTAL HONG KONG — (Cost $159,104,196)		52.6%	186,194,553

HONG KONG — “H” SHARES
Automobiles — 1.2%
Qingling Motors Co., Ltd. #	14,816,000		4,247,301

Commercial Banks — 11.7%
Bank of China, Ltd.	15,500,000		7,267,400
BOC Hong Kong Holdings, Ltd.	1,471,500		7,124,319
China Construction Bank Corp.	21,935,000		19,870,406
China Merchants Bank Co., Ltd.	1,870,500		7,304,453

			41,566,578

Energy Equipment & Services — 1.2%
China Oilfield Services, Ltd.	4,768,000		4,373,894

Independent Power Producers & Energy Traders — 1.4%
China Longyuan Power Group Corp., Ltd.	5,340,000		4,973,454

Insurance — 2.8%
Ping An Insurance (Group) Company of China, Ltd. (1)	1,061,000		9,841,159

Oil, Gas & Consumable Fuels — 2.2%
China Petroleum & Chemical Corp.	4,552,000		4,390,335
PetroChina Co., Ltd.	4,644,000		3,544,202

			7,934,537

Transportation Infrastructure — 1.3%
Qingdao Port International Co., Ltd. 144A*#	6,077,000		4,428,787

TOTAL HONG KONG — “H” SHARES — (Cost $66,273,882)		21.8%	77,365,710

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $225,378,078)		74.4%	263,560,263

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
TAIWAN
Diversified Financial Services — 1.3%
Fubon Financial Holdings Co., Ltd.	2,805,000		$4,645,375

Electronic Equipment & Instruments — 1.5%
Hon Hai Precision Industry Co., Ltd.	1,910,000		5,228,261

Insurance — 1.0%
Cathay Financial Holding Co., Ltd.	2,030,000		3,494,512

Machinery — 1.1%
Airtac International Group	133,000		1,448,863
King Slide Works Co., Ltd. (1)	185,000		2,550,141

			3,999,004

Semiconductors & Semiconductor Equipment — 12.1%
Chunghwa Precision Test Tech Co., Ltd. (1)	138,000		3,516,038
Globalwafers Co., Ltd. (1)	277,000		4,677,892
MediaTek, Inc.	669,000		5,550,598
Taiwan Semiconductor Manufacturing Co., Ltd.	3,452,000		27,738,682
Win Semiconductors Corp.	277,000		1,339,126

			42,822,336

TOTAL TAIWAN — (Cost $46,516,991)		17.0%	60,189,488

TOTAL COMMON STOCK — (Cost $282,771,749)		94.6%	334,991,849

COLLATERAL FOR SECURITIES ON LOAN — 0.0%(2)
State Street Navigator Securities Lending Government Money Market
Portfolio, 1.9118%¥ (Cost $97,070)	97,070		97,070

	Face Amount
SHORT TERM INVESTMENT — 2.4%
Repurchase Agreement with Fixed Income Clearing Corporation, dated
07/31/18, 0.35%, due 08/01/18, proceeds $8,390,082; collateralized by U.S.
Treasury Bond, 2.75%, due 11/15/47, valued at $8,560,664, including interest.
(Cost $8,390,000)	$8,390,000		8,390,000

TOTAL INVESTMENTS — (Cost $291,258,819)	97.0%		343,478,919
OTHER ASSETS AND LIABILITIES	3.0%		10,473,198

NET ASSETS	100.0%		$353,952,117

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Notes to Schedule of Investments

*	Denotes non-income producing security.
#	Illiquid security.
¥	Rate shown is the 7-day yield as of July 31, 2018.
(1)

Securities (or a portion of the security) is on loan. As of July 31, 2018, the market value of the securities loaned was $26,292,391. The loaned securities were secured with cash collateral of $97,070 and non-cash collateral with a value of $28,163,145. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(2)	Amount is less than 0.005% of net assets.

144A Securities exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these restricted securities amounted to $9,024,907, which represented 2.5% of total net assets.

ADR American Depositary Receipt

See notes to schedule of investments.

NOTE A — Security valuation:

Portfolio securities listed on recognized United States or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments, if any, are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities, if any, are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Fair Value Measurement

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 —Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$334,991,849	$—	$—	$334,991,849
Collateral For Securities On Loan	97,070	—	—	97,070
Short Term Investments	—	8,390,000	—	8,390,000

TOTAL INVESTMENTS	$335,088,919	$8,390,000	$—	$343,478,919

*	Please refer to the Schedule of Investments for additional security details.

The Fund’s policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. As of July 31, 2018, there were no transfers between Level 1, 2 or 3.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:	/s/ Joseph S. Quirk
Joseph S. Quirk
President of The China Fund, Inc.

Date:	September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph S. Quirk
Joseph S. Quirk
President of The China Fund, Inc.

Date:	September 26, 2018

By:	/s/ Monique Labbe
Monique Labbe
Treasurer of The China Fund, Inc.

Date:	September 26, 2018